Commitment and Contingencies	3 Months Ended
Jun. 30, 2012
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 6 – Commitments and Contingencies

In order to maintain its mineral claim tenure titles in good standing it is necessary for the Company or its agent to perform and record physical or other acceptable work with a prescribed value per hectare per year during each yearly period mandated by the British Columbia Mineral Titles Branch (each such period covering July 1 to June 30 of the following year). Effective July 1, 2012, there was an increase in the fees charged by British Columbia Mineral Branch. The currently mandated work assessment rates are: (i) $5.00 per hectare per year for the periods of July 1, 2012 to June 30, 2013 and July 1, 2013 to June 30, 2014; (ii) $10.00 per hectare per year for the periods of July 1, 2014 to June 30, 2015 and July 1, 2015 to June 30, 2016; (iii) $15.00 per hectare per year for the periods of July 1, 2016 to June 30, 2017 and July 1, 2017 to June 30, 2018; and (iv) $20.00 per hectare per year for each subsequent yearly period. If acceptable work is not performed, the Company must pay the equivalent sum as cash in lieu of work at double the work assessment rate. Failure to do work or pay the cash in lieu will result in forfeiture of title. If work is performed, these costs translate to $nil for the balance of fiscal year 2012; $354 fiscal year 2013; $3,925 for fiscal year 2014; $6,280 for fiscal year 2015; $7,065 for fiscal year 2016; $9,419 for fiscal year 2017; $10,204 for fiscal year 2018; and $12,559 for each subsequent fiscal year. Alternatively, if payments instead of work are used to maintain the claims, these costs translate to $nil for the balance of fiscal year 2012; $4,650 fiscal year 2013; $7,850 for fiscal year 2014; $12,559 for fiscal year 2015; $14,129 for fiscal year 2016; $18,839 for fiscal year 2017; $18,839 for fiscal year 2018; and $25,118 for each subsequent fiscal year.

The Judy 1 claim Tenure 735182 and the McDame Mountain claim Tenure 821402 each now have an expiry date of December 19, 2012. During the nine month period ended June 30, 2012, new claim tenure dates were established through the payment of $2,280 to the Government of British Columbia Mineral Titles Branch for fees in lieu of exploration work performed; and subsequent to the end of the period ended June 30, 2012 a further payment in lieu of work performed of $3,200 was made. These payments were made by the Company's agent and reimbursed to him by the Company.